CONSOLIDATED STATEMENTS OF CASH FLOWS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (33,480)	$ (53,442)
Adjustments to reconcile net loss to net cash flows from operating activities
Depreciation and amortization	35	27
Impairment loss on long-term investment	524
Cost of scrapped inventory written off		11
Amortization of discount of convertible notes and notes payable	12,770	8,614
Foreign exchange adjustments on convertible notes and notes payable	49	39
Net losses on equity investment in marketable securities	16,470	33,649
Loss on debt settlement		3,245
Share-based compensation	974	1,665
Change in fair value of warrant derivative liabilities	(199)	(895)
Change in fair value of embedded conversion option		(466)
Net changes in operating assets and liabilities
Accounts receivable	(630)	(1,676)
Inventories	(1,202)	(1,820)
Prepaid expenses and other current assets	69	80
Other non-current assets	(4,298)	(216)
Accounts payable and accrued expenses	3,226	980
Deferred revenue	500	2,011
Deferred rent	(287)	103
Other current liabilities	79	20
Other long-term liabilities	3,217	5,000
Net cash flows used in operating activities	(2,183)	(3,071)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(21)	(53)
Sales of marketable securities	221
Purchase of marketable securities and investment at cost		(469)
Net cash flows provided by (used in) investing activities	200	(522)
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase of common stock and warrants		(7,500)
Proceeds from convertible notes payable issued, net of issuance cost and discount		14,645
Payments of notes payable		(4,200)
Payments of convertible notes	(3,368)	(20,000)
Proceeds from exercise of warrants	186
Proceeds from issuance of common stock	3,261	275
Proceeds from conversion of notes payable to common stock	21
Net cash flows provided by (used in) financing activities	100	(16,780)
Effect of exchange rate changes on cash	(28)	(13)
Net decrease in cash and cash equivalents	(1,911)	(20,386)
Cash and cash equivalents, beginning of period	17,080	22,556
Cash and cash equivalents, end of period	15,169	2,170
SUPPLEMENTAL DISCLOSURES OF CASH FLOW ACTIVITIES
Interest paid	934	1,032
Income taxes paid	217	2
Common stocks issued on exercise of warrants	186
Exercise of warrants and options on cashless basis		$ 8
Conversion of notes payable to common stock	$ 308